UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-00560
JOHN HANCOCK INVESTMENT TRUST
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
March 31
Date of reporting period:
March 31, 2025

ITEM 1. REPORTS TO STOCKHOLDERS

The Registrant prepared the following annual reports to shareholders for the period ended March 31, 2025:

  John Hancock Disciplined Value Global Long/Short Fund

John Hancock Disciplined Value Global Long/Short Fund
Class A/JAKRX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of September 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Global Long/Short Fund (Class A/JAKRX)	$113	1.95%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Global Long/Short Fund (Class A/JAKRX) returned 0.09% (excluding sales charges) for the period ended March 31, 2025. Global equities produced flat returns in the fund’s abbreviated reporting period. After initial strength, stocks experienced elevated volatility and weak returns from the beginning of December onward amid mounting concerns about the impact of U.S. trade policy on the world economic outlook.
TOP PERFORMANCE CONTRIBUTORS
Short positions and covered calls | These elements of the fund’s strategy, which entail the use of derivatives, combined for positive total returns on an absolute basis. Short positions in the information technology sector helped performance, with the largest contributions coming from ON Semiconductor Corp., Melexis NV, and Comet Holding AG. Short positions in industrials and healthcare contributed, as well.
Certain long positions | Specific areas of the long portfolio contributed positively to absolute performance. Most notably, the fund’s stock picks in the financials, industrials, and consumer discretionary sectors added value. Alibaba Group Holding Company, Ltd., BAE Systems PLC, and Iveco Group NV were leading contributors at the individual stock level.

TOP PERFORMANCE DETRACTORS
The long portfolio | The fund’s long positions experienced negative returns on an absolute basis as a group, offsetting some of the gains from its short positions. The weakest results occurred in the information technology, healthcare, and energy sectors.
Certain short positions | Although the short portfolio logged a gain in the aggregate, the fund lost some ground through its positioning in the financials and communication services sectors. Playa Hotels & Resorts NV was the largest detractor among individual short positions.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Global Long/Short Fund (Class A/JAKRX)	(1.27)%	13.18%	5.23%
Disciplined Value Global Long/Short Fund (Class A/JAKRX)—excluding sales charge	3.94%	14.36%	5.77%
MSCI World Index	7.04%	16.13%	9.50%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.

John Hancock Disciplined Value Global Long/Short Fund (the accounting survivor), is the accounting and performance successor of Boston Partners Global Long/Short Fund (the predecessor fund). After the close of business on 10-18-24, the accounting survivor acquired the assets and liabilities of the predecessor fund pursuant to an agreement and plan of reorganization. In connection with the reorganization, the accounting and performance history of the Investor Class shares of the predecessor fund was adopted and redesignated as that of Class A shares of the fund. Investor Class shares of the predecessor fund commenced operations on 4-11-14. Class A shares were first offered 10-21-24. Returns prior to this date are those of Investor Class shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$126,167,698
Total number of portfolio holdings	205
Total advisory fees paid (net)	$818,419
Portfolio turnover rate	125%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Hiscox, Ltd.	3.6%
The Weir Group PLC	3.0%
AstraZeneca PLC, ADR	2.8%
Nomad Foods, Ltd.	2.6%
BAE Systems PLC	2.3%
KT Corp., ADR	2.2%
Norfolk Southern Corp.	2.2%
Vallourec SACA	2.1%
Schlumberger, Ltd.	2.0%
Prudential PLC	1.9%

Sector Composition
Industrials	13.5%
Energy	12.5%
Materials	10.4%
Financials	9.5%
Health care	7.4%
Information technology	6.2%
Consumer discretionary	5.9%
Communication services	5.2%
Consumer staples	5.0%
Utilities	0.5%
Real estate	0.1%
Short-term investments and other	23.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
After the close of business on October 18, 2024, the fund acquired the assets and liabilities of the Boston Partners Global Long/Short Fund, a series of The RBB Fund, Inc. (the predecessor fund), and as a result of the transaction, adopted the accounting and performance history of the predecessor fund. The predecessor fund was advised by Boston Partners Global Investors, Inc., and Boston Partners Global Investors, Inc. is the subadvisor to this fund.
The Board of Trustees of the fund approved a change to the fund's fiscal year end from October 31 to March 31, effective October 21, 2024. The predecessor fund had a fiscal year end of August 31.
On December 12, 2024, the Board of Trustees of the fund approved the change in the fund’s diversification status from “non-diversified” to “diversified”, effective on that date.
This is a summary of certain changes to the fund since 9-1-24. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4293651
492AR-A
3/25
5/25
John Hancock Disciplined Value Global Long/Short Fund
John Hancock Disciplined Value Global Long/Short Fund
Class C/JAKTX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of September 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Global Long/Short Fund (Class C/JAKTX)	$119	2.70%
The inception date for Class C shares is 10-21-24.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Global Long/Short Fund (Class C/JAKTX) declined 0.15% (excluding sales charges) for the period ended March 31, 2025. Global equities produced flat returns in the fund’s abbreviated reporting period. After initial strength, stocks experienced elevated volatility and weak returns from the beginning of December onward amid mounting concerns about the impact of U.S. trade policy on the world economic outlook.
TOP PERFORMANCE CONTRIBUTORS
Short positions and covered calls | These elements of the fund’s strategy, which entail the use of derivatives, combined for positive total returns on an absolute basis. Short positions in the information technology sector helped performance, with the largest contributions coming from ON Semiconductor Corp., Melexis NV, and Comet Holding AG. Short positions in industrials and healthcare contributed, as well.
Certain long positions | Specific areas of the long portfolio contributed positively to absolute performance. Most notably, the fund’s stock picks in the financials, industrials, and consumer discretionary sectors added value. Alibaba Group Holding Company, Ltd., BAE Systems PLC, and Iveco Group NV were leading contributors at the individual stock level.

TOP PERFORMANCE DETRACTORS
The long portfolio | The fund’s long positions experienced negative returns on an absolute basis as a group, offsetting some of the gains from its short positions. The weakest results occurred in the information technology, healthcare, and energy sectors.
Certain short positions | Although the short portfolio logged a gain in the aggregate, the fund lost some ground through its positioning in the financials and communication services sectors. Playa Hotels & Resorts NV was the largest detractor among individual short positions.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Global Long/Short Fund (Class C/JAKTX)	2.67%	14.27%	5.73%
Disciplined Value Global Long/Short Fund (Class C/JAKTX)—excluding sales charge	3.57%	14.27%	5.73%
MSCI World Index	7.04%	16.13%	9.50%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.

John Hancock Disciplined Value Global Long/Short Fund (the accounting survivor), is the accounting and performance successor of Boston Partners Global Long/Short Fund (the predecessor fund). After the close of business on 10-18-24, the accounting survivor acquired the assets and liabilities of the predecessor fund pursuant to an agreement and plan of reorganization. Class C shares were first offered 10-21-24. Returns prior to this date are those of the predecessor fund’s Investor Class shares which commenced operations on 4-11-14 and have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$126,167,698
Total number of portfolio holdings	205
Total advisory fees paid (net)	$818,419
Portfolio turnover rate	125%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Hiscox, Ltd.	3.6%
The Weir Group PLC	3.0%
AstraZeneca PLC, ADR	2.8%
Nomad Foods, Ltd.	2.6%
BAE Systems PLC	2.3%
KT Corp., ADR	2.2%
Norfolk Southern Corp.	2.2%
Vallourec SACA	2.1%
Schlumberger, Ltd.	2.0%
Prudential PLC	1.9%

Sector Composition
Industrials	13.5%
Energy	12.5%
Materials	10.4%
Financials	9.5%
Health care	7.4%
Information technology	6.2%
Consumer discretionary	5.9%
Communication services	5.2%
Consumer staples	5.0%
Utilities	0.5%
Real estate	0.1%
Short-term investments and other	23.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
After the close of business on October 18, 2024, the fund acquired the assets and liabilities of the Boston Partners Global Long/Short Fund, a series of The RBB Fund, Inc. (the predecessor fund), and as a result of the transaction, adopted the accounting and performance history of the predecessor fund. The predecessor fund was advised by Boston Partners Global Investors, Inc., and Boston Partners Global Investors, Inc. is the subadvisor to this fund.
The Board of Trustees of the fund approved a change to the fund's fiscal year end from October 31 to March 31, effective October 21, 2024. The predecessor fund had a fiscal year end of August 31.
On December 12, 2024, the Board of Trustees of the fund approved the change in the fund’s diversification status from “non-diversified” to “diversified”, effective on that date.
This is a summary of certain changes to the fund since 9-1-24. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Disciplined Value Global Long/Short Fund
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4293651
492AR-C
3/25
5/25
John Hancock Disciplined Value Global Long/Short Fund
John Hancock Disciplined Value Global Long/Short Fund
Class I/JAKUX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of September 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Global Long/Short Fund (Class I/JAKUX)	$99	1.70%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Global Long/Short Fund (Class I/JAKUX) returned 0.18% for the period ended March 31, 2025. Global equities produced flat returns in the fund’s abbreviated reporting period. After initial strength, stocks experienced elevated volatility and weak returns from the beginning of December onward amid mounting concerns about the impact of U.S. trade policy on the world economic outlook.
TOP PERFORMANCE CONTRIBUTORS
Short positions and covered calls | These elements of the fund’s strategy, which entail the use of derivatives, combined for positive total returns on an absolute basis. Short positions in the information technology sector helped performance, with the largest contributions coming from ON Semiconductor Corp., Melexis NV, and Comet Holding AG. Short positions in industrials and healthcare contributed, as well.
Certain long positions | Specific areas of the long portfolio contributed positively to absolute performance. Most notably, the fund’s stock picks in the financials, industrials, and consumer discretionary sectors added value. Alibaba Group Holding Company, Ltd., BAE Systems PLC, and Iveco Group NV were leading contributors at the individual stock level.

TOP PERFORMANCE DETRACTORS
The long portfolio | The fund’s long positions experienced negative returns on an absolute basis as a group, offsetting some of the gains from its short positions. The weakest results occurred in the information technology, healthcare, and energy sectors.
Certain short positions | Although the short portfolio logged a gain in the aggregate, the fund lost some ground through its positioning in the financials and communication services sectors. Playa Hotels & Resorts NV was the largest detractor among individual short positions.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Global Long/Short Fund (Class I/JAKUX)	4.21%	14.62%	6.05%
MSCI World Index	7.04%	16.13%	9.50%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.

John Hancock Disciplined Value Global Long/Short Fund (the accounting survivor), is the accounting and performance successor of Boston Partners Global Long/Short Fund (the predecessor fund). After the close of business on 10-18-24, the accounting survivor acquired the assets and liabilities of the predecessor fund pursuant to an agreement and plan of reorganization. In connection with the reorganization, the accounting and performance history of the Institutional Class shares of the predecessor fund was adopted and redesignated as that of Class I shares of the fund. Institutional Class shares of the predecessor fund commenced operations on 12-31-13. Class I shares were first offered 10-21-24. Returns prior to this date are those of Institutional Class shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$126,167,698
Total number of portfolio holdings	205
Total advisory fees paid (net)	$818,419
Portfolio turnover rate	125%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Hiscox, Ltd.	3.6%
The Weir Group PLC	3.0%
AstraZeneca PLC, ADR	2.8%
Nomad Foods, Ltd.	2.6%
BAE Systems PLC	2.3%
KT Corp., ADR	2.2%
Norfolk Southern Corp.	2.2%
Vallourec SACA	2.1%
Schlumberger, Ltd.	2.0%
Prudential PLC	1.9%

Sector Composition
Industrials	13.5%
Energy	12.5%
Materials	10.4%
Financials	9.5%
Health care	7.4%
Information technology	6.2%
Consumer discretionary	5.9%
Communication services	5.2%
Consumer staples	5.0%
Utilities	0.5%
Real estate	0.1%
Short-term investments and other	23.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
After the close of business on October 18, 2024, the fund acquired the assets and liabilities of the Boston Partners Global Long/Short Fund, a series of The RBB Fund, Inc. (the predecessor fund), and as a result of the transaction, adopted the accounting and performance history of the predecessor fund. The predecessor fund was advised by Boston Partners Global Investors, Inc., and Boston Partners Global Investors, Inc. is the subadvisor to this fund.
The Board of Trustees of the fund approved a change to the fund's fiscal year end from October 31 to March 31, effective October 21, 2024. The predecessor fund had a fiscal year end of August 31.
On December 12, 2024, the Board of Trustees of the fund approved the change in the fund’s diversification status from “non-diversified” to “diversified”, effective on that date.
This is a summary of certain changes to the fund since 9-1-24. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Disciplined Value Global Long/Short Fund
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4293651
492AR-I
3/25
5/25
John Hancock Disciplined Value Global Long/Short Fund
John Hancock Disciplined Value Global Long/Short Fund
Class R6/JAKVX
Annual SHAREHOLDER REPORT | March 31, 2025
This annual shareholder report contains important information about the John Hancock Disciplined Value Global Long/Short Fund (the fund) for the period of September 1, 2024 to March 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs during the last period ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Disciplined Value Global Long/Short Fund (Class R6/JAKVX)	$70	1.58%
The inception date for Class R6 shares is 10-21-24.
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Disciplined Value Global Long/Short Fund (Class R6/JAKVX) returned 0.36% for the period ended March 31, 2025. Global equities produced flat returns in the fund’s abbreviated reporting period. After initial strength, stocks experienced elevated volatility and weak returns from the beginning of December onward amid mounting concerns about the impact of U.S. trade policy on the world economic outlook.
TOP PERFORMANCE CONTRIBUTORS
Short positions and covered calls | These elements of the fund’s strategy, which entail the use of derivatives, combined for positive total returns on an absolute basis. Short positions in the information technology sector helped performance, with the largest contributions coming from ON Semiconductor Corp., Melexis NV, and Comet Holding AG. Short positions in industrials and healthcare contributed, as well.
Certain long positions | Specific areas of the long portfolio contributed positively to absolute performance. Most notably, the fund’s stock picks in the financials, industrials, and consumer discretionary sectors added value. Alibaba Group Holding Company, Ltd., BAE Systems PLC, and Iveco Group NV were leading contributors at the individual stock level.

TOP PERFORMANCE DETRACTORS
The long portfolio | The fund’s long positions experienced negative returns on an absolute basis as a group, offsetting some of the gains from its short positions. The weakest results occurred in the information technology, healthcare, and energy sectors.
Certain short positions | Although the short portfolio logged a gain in the aggregate, the fund lost some ground through its positioning in the financials and communication services sectors. Playa Hotels & Resorts NV was the largest detractor among individual short positions.

The views expressed in this report are exclusively those of the portfolio management team at Boston Partners Global Investors, Inc., and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Disciplined Value Global Long/Short Fund (Class R6/JAKVX)	4.09%	14.39%	5.79%
MSCI World Index	7.04%	16.13%	9.50%

The fund has designated MSCI World Index as its broad-based securities market index in accordance with the revised definition for such an index.

John Hancock Disciplined Value Global Long/Short Fund (the accounting survivor), is the accounting and performance successor of Boston Partners Global Long/Short Fund (the predecessor fund). After the close of business on 10-18 24, the accounting survivor acquired the assets and liabilities of the predecessor fund pursuant to an agreement and plan of reorganization. Class R6 shares were first offered 10-21-24. Returns prior to this date are those of the predecessor fund’s Investor Class shares which commenced operations on 4-11-14 and have not been adjusted for class-specific expenses; otherwise, returns would vary.

Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$126,167,698
Total number of portfolio holdings	205
Total advisory fees paid (net)	$818,419
Portfolio turnover rate	125%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Hiscox, Ltd.	3.6%
The Weir Group PLC	3.0%
AstraZeneca PLC, ADR	2.8%
Nomad Foods, Ltd.	2.6%
BAE Systems PLC	2.3%
KT Corp., ADR	2.2%
Norfolk Southern Corp.	2.2%
Vallourec SACA	2.1%
Schlumberger, Ltd.	2.0%
Prudential PLC	1.9%

Sector Composition
Industrials	13.5%
Energy	12.5%
Materials	10.4%
Financials	9.5%
Health care	7.4%
Information technology	6.2%
Consumer discretionary	5.9%
Communication services	5.2%
Consumer staples	5.0%
Utilities	0.5%
Real estate	0.1%
Short-term investments and other	23.8%
Country Composition
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Material Fund Changes
After the close of business on October 18, 2024, the fund acquired the assets and liabilities of the Boston Partners Global Long/Short Fund, a series of The RBB Fund, Inc. (the predecessor fund), and as a result of the transaction, adopted the accounting and performance history of the predecessor fund. The predecessor fund was advised by Boston Partners Global Investors, Inc., and Boston Partners Global Investors, Inc. is the subadvisor to this fund.
The Board of Trustees of the fund approved a change to the fund's fiscal year end from October 31 to March 31, effective October 21, 2024. The predecessor fund had a fiscal year end of August 31.
On December 12, 2024, the Board of Trustees of the fund approved the change in the fund’s diversification status from “non-diversified” to “diversified”, effective on that date.
This is a summary of certain changes to the fund since 9-1-24. For more complete information, please refer to the fund’s prospectus. The currently effective prospectus is available at jhinvestments.com/documents or by calling 800-225-5291.
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Disciplined Value Global Long/Short Fund
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4293651
492AR-R6
3/25
5/25
John Hancock Disciplined Value Global Long/Short Fund

ITEM 2. CODE OF ETHICS.

As of the period ended, March 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $69,957 for the period ended March 31, 2025. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews, reviews related to supplemental regulatory filings, and software licensing fees.  Amounts billed to the registrant were $13,847 for the period ended March 31, 2025.

Amounts billed to control affiliates were $132,464 for the period ended March 31, 2025.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $14,469 for the period ended March 31, 2025. The nature of the services comprising the tax fees was the review of the registrant's tax returns, tax distribution requirements and tax consulting services. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 for the period ended March 31, 2025.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

Independence Matter

John Hancock Disciplined Value Global Long/Short Fund (the “Fund”) is the successor to the Boston Partners Global Long/Short Fund (the “predecessor fund”), a series of The RBB Fund, Inc., which transferred its assets to the Fund in a tax-free reorganization that closed on October 18, 2024 (hereafter referred to as the “Transaction”).

Prior to the Transaction, Boston Partners Global Investors, Inc. (“Boston Partners”), a wholly owned subsidiary of Orix Corporation Europe N.V. (“Orix Europe”), which is majority owned by Orix Corporation (“Orix”), served as the investment adviser to the predecessor fund. For the period from September 1, 2024 through October 18, 2024, Boston Partners and certain Orix entities were affiliates of the predecessor fund. During that period, PwC was engaged to provide a non-audit service to Orix Europe that is inconsistent with the auditor independence rules provided in Rule 2-01 of Regulation S-X (“Rule 2-01”) if provided to an affiliate of an audit client. This service was a payroll service that included transmitting payroll information to the bank for payment, which is considered a management function and in contravention of Rule 2-01(c)(4)(vi). Orix Europe is not an affiliate of the Fund following the Transaction.

The Audit Committee, PwC and Management each considered the impact that this service had on PwC’s independence with respect to the Fund. On the basis of the nature of the non-audit service performed, and in particular various mitigating factors, the Audit Committee determined that the activities of PwC that cause it not to qualify as an independent auditor for the Fund are not of such a nature or extent as to impair the ability of PwC to perform the audit of the Fund objectively and impartially and in accordance with applicable auditing standards. These mitigating factors include John Hancock Investments (“JHancock”) is responsible for the preparation of the financial statements and the financial assertions of the Fund for the financial reporting period of September 1, 2024 through March 31, 2025, JHancock Certifying Officers are responsible for SEC filings of the Fund for the fiscal period commencing on September 1, 2024, no Orix employee will have any such financial statement responsibility, and while the predecessor fund was an affiliate of Orix, the fund accounting was done by and the accounting records maintained by, an unaffiliated third party.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal period ended March 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $747,724 for the period ended March 31, 2025.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic - Member of the Audit Committee as of September 24, 2024.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the period ended March 31, 2025 for the following fund:

  John Hancock Disciplined Value Global Long/Short Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Disciplined Value Global Long/Short Fund
Alternative
March 31, 2025

John Hancock
Disciplined Value Global Long/Short Fund

2	Fund’s investments
17	Financial statements
22	Financial highlights
26	Notes to financial statements
40	Report of independent registered public accounting firm
41	Tax information
1	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |

Fund’s investments
AS OF 3-31-25
	Shares	Value
Common stocks 75.2%		$94,894,802
(Cost $86,060,296)
Australia 0.8%		1,071,575
Empire Energy Group, Ltd. (A)(B)	9,513,644	1,071,575
Bermuda 6.1%		7,670,804
Everest Group, Ltd.	5,638	2,048,455
Hiscox, Ltd.	299,190	4,557,229
RenaissanceRe Holdings, Ltd.	4,438	1,065,120
Canada 8.2%		10,367,860
Allied Gold Corp. (A)	263,339	896,676
Cenovus Energy, Inc.	151,615	2,108,965
Hudbay Minerals, Inc.	130,311	989,060
Kinross Gold Corp. (C)	114,540	1,444,349
MEG Energy Corp.	73,771	1,293,383
Sandstorm Gold, Ltd.	185,368	1,396,330
Teck Resources, Ltd., Class B (C)	61,463	2,239,097
China 2.6%		3,244,705
Alibaba Group Holding, Ltd.	75,500	1,249,222
Alibaba Group Holding, Ltd., ADR	15,091	1,995,483
France 7.1%		9,010,271
Alten SA	9,088	886,944
Bureau Veritas SA	57,448	1,742,983
Eurazeo SE	18,193	1,347,322
Ipsen SA	4,806	553,560
Sanofi SA, ADR	33,582	1,862,458
Vallourec SACA (A)	138,997	2,617,004
Greece 0.8%		1,054,988
Okeanis Eco Tankers Corp. (B)(D)	47,737	1,054,988
Hong Kong 2.4%		2,979,900
CK Hutchison Holdings, Ltd.	104,500	589,060
Prudential PLC	221,557	2,390,840
Ireland 0.6%		715,576
Smurfit WestRock PLC	15,942	715,576
Italy 1.6%		1,973,475
Iveco Group NV	60,042	986,964
Saipem SpA	425,192	986,511
Japan 5.2%		6,532,183
Kyocera Corp.	71,600	808,725
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	2

	Shares	Value
Japan (continued)
Mitsubishi Electric Corp.	95,000	$1,752,017
Renesas Electronics Corp.	73,700	988,512
Sony Group Corp.	44,700	1,131,045
Sugi Holdings Company, Ltd.	60,200	1,128,493
Suzuken Company, Ltd.	21,900	723,391
Luxembourg 0.8%		971,122
Millicom International Cellular SA	32,082	971,122
Namibia 0.1%		152,124
Andrada Mining, Ltd. (A)	4,062,358	152,124
Norway 1.4%		1,733,298
Norsk Hydro ASA	299,827	1,733,298
South Korea 2.2%		2,844,686
KT Corp., ADR (C)	160,626	2,844,686
United Kingdom 13.9%		17,511,646
AstraZeneca PLC, ADR	49,066	3,606,351
BAE Systems PLC	142,343	2,874,275
Beazley PLC	53,591	645,439
Endeavour Mining PLC	38,149	916,711
Nomad Foods, Ltd. (C)	165,896	3,259,856
Shell PLC, ADR	25,671	1,881,171
SSE PLC	28,713	591,444
The Weir Group PLC	123,683	3,736,399
United States 21.4%		27,060,589
Alphabet, Inc., Class C	15,026	2,347,512
Amgen, Inc.	5,484	1,708,540
Applied Materials, Inc.	6,916	1,003,650
Booking Holdings, Inc.	285	1,312,969
Broadcom, Inc.	4,388	734,683
Cars.com, Inc. (A)	35,804	403,511
Centene Corp. (A)(C)	14,556	883,695
Jacobs Solutions, Inc.	5,716	691,007
Keysight Technologies, Inc. (A)	8,934	1,338,045
Lennar Corp., Class A	10,561	1,212,192
Marathon Petroleum Corp. (C)	15,947	2,323,318
Millrose Properties, Inc., Class A (A)	2,769	73,406
Norfolk Southern Corp.	11,658	2,761,197
Oracle Corp. (C)	14,698	2,054,927
Schlumberger, Ltd. (C)	59,522	2,488,020
Sysco Corp. (C)	25,823	1,937,758
The Mosaic Company (C)	49,275	1,330,918
Uber Technologies, Inc. (A)	25,372	1,848,604
3	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States (continued)
Victoria’s Secret & Company (A)	32,650	$606,637

	Rate (%)	Maturity date		Par value^	Value
Convertible bonds 1.0%					$1,271,734
(Cost $1,438,585)
Namibia 1.0%					1,271,734
Andrada Mining, Ltd. (E)	12.000	12-31-26	GBP	1,100,000	1,271,734

	Shares	Value
Warrants 0.0%		$413
(Cost $28,772)
Andrada Mining, Ltd. (Expiration Date: 7-17-25) (A)(F)	2,200,000	413

	Yield (%)	Shares	Value
Short-term investments 19.2%			$24,150,195
(Cost $24,150,218)
Short-term funds 19.2%			24,150,195
Fidelity Government Portfolio, Institutional Class	4.2500(G)	23,038,470	23,038,470
John Hancock Collateral Trust (H)	4.2232(G)	111,140	1,111,725

Total investments (Cost $111,677,871) 95.4%	$120,317,144
Other assets and liabilities, net 4.6%	5,850,554
Total net assets 100.0%	$126,167,698

	Shares	Value
Securities sold short (0.8)%		$(1,031,940)
(Proceeds received $1,104,016)
Japan (0.3)%		(340,634)
Fuji Media Holdings, Inc.	(19,900)	(340,634)
Sweden (0.5)%		(691,306)
Hennes & Mauritz AB, B Shares	(52,411)	(691,306)

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
GBP	Pound Sterling

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 3-31-25.
(C)	All or a portion of this security is segregated as collateral for certain derivatives and/or securities sold short.
(D)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	4

(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(F)	Strike price and/or expiration date not available.
(G)	The rate shown is the annualized seven-day yield as of 3-31-25.
(H)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 3-31-25:
Industrials	13.5%
Energy	12.5%
Materials	10.4%
Financials	9.5%
Health care	7.4%
Information technology	6.2%
Consumer discretionary	5.9%
Communication services	5.2%
Consumer staples	5.0%
Utilities	0.5%
Real estate	0.1%
Short-term investments and other	23.8%
TOTAL	100.0%
5	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

DERIVATIVES
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange- traded	Name of issuer	Currency	Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Calls
Exchange-traded	Alphabet, Inc., Class C	USD	180.00	May 2025	66	6,600	$127,136	$(8,712)
Exchange-traded	Booking Holdings, Inc.	USD	4,300.00	Jun 2025	2	200	69,411	(101,000)
Exchange-traded	Oracle Corp.	USD	160.00	Jun 2025	129	12,900	239,691	(49,020)
							$436,238	$(158,732)
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	China Motor Corp.	USD Federal Funds Compounded OIS - 1.25%	At Maturity	USD	42,842	Dec 2025	GSI	—	$3,357	$3,357
Pay	Lululemon Athletica, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	594,589	Dec 2025	GSI	—	66,986	66,986
Pay	Aberdeen Group PLC	GBP SONIA Compounded OIS - 0.40%	At Maturity	GBP	262,675	Feb 2026	GSI	—	9,407	9,407
Pay	Acushnet Holdings Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	294,524	Jun 2026	GSI	—	(20,721)	(20,721)
Pay	Avanza Bank Holding AB	SEK SIOR Compounded OIS - 1.00%	At Maturity	SEK	504,197	Jun 2026	GSI	—	747	747
Pay	BlackLine, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	399,484	Jun 2026	GSI	—	41,892	41,892
Pay	Dayforce, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	523,799	Jun 2026	GSI	—	55,812	55,812
Pay	Fastighets AB Balder, B Shares	SEK SIOR Compounded OIS - 1.00%	At Maturity	SEK	3,810,370	Jun 2026	GSI	—	37,337	37,337
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	6

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Glacier Bancorp, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	540,885	Jun 2026	GSI	—	$(26,465)	$(26,465)
Pay	LGI Homes, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	270,047	Jun 2026	GSI	—	107,091	107,091
Pay	National Beverage Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	661,574	Jun 2026	GSI	—	93,541	93,541
Pay	Nokian Renkaat Oyj	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	301,766	Jun 2026	GSI	—	58,639	58,639
Pay	Valmet Oyj	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	659,906	Jun 2026	GSI	—	(13,685)	(13,685)
Pay	Bank of Hawaii Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	656,477	Jul 2026	GSI	—	(53,562)	(53,562)
Pay	Severn Trent PLC	GBP SONIA Compounded OIS - 0.40%	At Maturity	GBP	322,487	Aug 2026	GSI	—	11,604	11,604
Pay	Novanta, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	617,528	Aug 2026	GSI	—	150,831	150,831
Pay	Sika AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	187,608	Oct 2026	GSI	—	36,055	36,055
Pay	Credit Acceptance Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	164,094	Oct 2026	GSI	—	(11,297)	(11,297)
Pay	T. Rowe Price Group, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	267,092	Oct 2026	GSI	—	43,122	43,122
Pay	Tesla, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	175,269	Oct 2026	GSI	—	(3,444)	(3,444)
Pay	Boliden AB	SEK SIOR Compounded OIS - 1.00%	At Maturity	SEK	6,263,415	Nov 2026	GSI	—	(19,570)	(19,570)
Pay	TreeHouse Foods, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	208,996	Nov 2026	GSI	—	90,381	90,381
7	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Occidental Petroleum Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	94,963	Dec 2026	GSI	—	$(5,614)	$(5,614)
Pay	ON Semiconductor Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	176,757	Jan 2027	GSI	—	88,387	88,387
Pay	Fortescue, Ltd.	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	251,412	Jan 2027	GSI	—	24,631	24,631
Pay	Floor & Decor Holdings, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	827,685	Jan 2027	GSI	—	199,118	199,118
Pay	Legend Biotech Corp., ADR	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	258,677	Mar 2027	GSI	—	95,950	95,950
Pay	Dr. Ing. h.c. F. Porsche AG	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	393,605	May 2027	GSI	—	152,532	152,532
Pay	Carvana Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	330,347	May 2027	GSI	—	(45,122)	(45,122)
Pay	United Utilities Group PLC	GBP SONIA Compounded OIS - 0.40%	At Maturity	GBP	399,856	May 2027	GSI	—	22,122	22,122
Pay	EQT AB	SEK SIOR Compounded OIS - 1.00%	At Maturity	SEK	14,199,301	May 2027	GSI	—	117,642	117,642
Pay	Toro Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	870,669	May 2027	GSI	—	75,551	75,551
Pay	Fastenal Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	937,818	Jun 2027	GSI	—	(110,739)	(110,739)
Pay	Carl Zeiss Meditec AG, Bearer Shares	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	231,168	Jun 2027	GSI	—	7,798	7,798
Pay	VAT Group AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	340,416	Jun 2027	GSI	—	43,770	43,770
Pay	Comet Holding AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	720,211	Jul 2027	GSI	—	216,192	216,192
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	8

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Power Integrations, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,029,165	Jul 2027	GSI	—	$234,075	$234,075
Pay	Tractor Supply Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	717,652	Jul 2027	GSI	—	3,959	3,959
Pay	CarMax, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	561,294	Sep 2027	GSI	—	(18,892)	(18,892)
Pay	Continental AG	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	756,503	Sep 2027	GSI	—	(104,189)	(104,189)
Pay	Dexcom, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	509,914	Sep 2027	GSI	—	18,195	18,195
Pay	Kuehne + Nagel International AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	971,278	Sep 2027	GSI	—	121,996	121,996
Pay	Moderna, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	315,984	Sep 2027	GSI	—	191,585	191,585
Pay	Telia Company AB	SEK SIOR Compounded OIS - 1.00%	At Maturity	SEK	8,273,137	Sep 2027	GSI	—	(72,479)	(72,479)
Pay	Daiwa Securities Group, Inc.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	101,104,569	Sep 2027	GSI	—	(18,551)	(18,551)
Pay	Church & Dwight Company, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	1,036,864	Sep 2027	GSI	—	(53,306)	(53,306)
Pay	New Fortress Energy, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	213,936	Sep 2027	GSI	—	32,639	32,639
Pay	Adecco Group AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	220,965	Sep 2027	GSI	—	9,343	9,343
Pay	Commonwealth Bank of Australia	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	549,211	Sep 2027	GSI	—	(17,699)	(17,699)
Pay	SEEK, Ltd.	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	444,035	Sep 2027	GSI	—	21,398	21,398
9	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Charles River Laboratories International, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	676,758	Oct 2027	GSI	—	$153,619	$153,619
Pay	Edwards Lifesciences Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	601,835	Oct 2027	GSI	—	(60,093)	(60,093)
Pay	InterContinental Hotels Group PLC	GBP SONIA Compounded OIS - 0.40%	At Maturity	GBP	336,774	Oct 2027	GSI	—	266	266
Pay	Roblox Corp., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	309,262	Oct 2027	GSI	—	(101,104)	(101,104)
Pay	Aozora Bank, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	176,388,195	Oct 2027	GSI	—	197,834	197,834
Pay	Amcor PLC	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	655,321	Oct 2027	GSI	—	65,618	65,618
Pay	Huntsman Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	473,129	Oct 2027	GSI	—	145,267	145,267
Pay	Konica Minolta, Inc.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	48,475,630	Nov 2027	GSI	—	61,854	61,854
Pay	Lattice Semiconductor Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	324,290	Nov 2027	GSI	—	(439)	(439)
Pay	NIDEC Corp.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	31,043,824	Nov 2027	GSI	—	29,284	29,284
Pay	Dentsu Group, Inc.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	205,211,041	Nov 2027	GSI	—	109,422	109,422
Pay	Rakuten Group, Inc.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	99,559,152	Dec 2027	GSI	—	(2,945)	(2,945)
Pay	Swiss Re AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	611,281	Jan 2028	GSI	—	(90,918)	(90,918)
Pay	Zurich Insurance Group AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	1,163,939	Jan 2028	GSI	—	(178,222)	(178,222)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	10

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	The Hershey Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	529,575	Jan 2028	GSI	—	$(53,038)	$(53,038)
Pay	Comstock Resources, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	523,513	Jan 2028	GSI	—	(44,663)	(44,663)
Pay	Royal Bank of Canada	CAD CORRA Compounded OIS - 0.35%	At Maturity	CAD	810,806	Feb 2028	GSI	—	23,664	23,664
Pay	Hayward Holdings, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	458,314	Feb 2028	GSI	—	6,233	6,233
Pay	Lotus Bakeries NV	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	504,439	Feb 2028	GSI	—	48,949	48,949
Pay	Cochlear, Ltd.	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	740,081	Feb 2028	GSI	—	3,334	3,334
Pay	ICF International, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	463,757	Feb 2028	GSI	—	63,954	63,954
Pay	WiseTech Global, Ltd.	AUD AONIA Compounded OIS - 0.45%	At Maturity	AUD	504,218	Feb 2028	GSI	—	43,418	43,418
Pay	GE Vernova, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	277,728	Mar 2028	GSI	—	(3,351)	(3,351)
Pay	Hims & Hers Health, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	143,705	Mar 2028	GSI	—	25,778	25,778
Pay	Tetra Tech, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	157,839	Mar 2028	GSI	—	(2,719)	(2,719)
Pay	Unibail-Rodamco -Westfield	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	461,820	Mar 2028	GSI	—	(14,727)	(14,727)
Pay	Vonovia SE	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	403,467	Mar 2028	GSI	—	14,624	14,624
Pay	Choice Hotels International, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	484,837	Mar 2028	GSI	—	15,053	15,053
11	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Dick’s Sporting Goods, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	691,833	Mar 2028	GSI	—	$5,107	$5,107
Pay	Fortune Brands Innovations, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	28,110	Mar 2028	GSI	—	30	30
Pay	Graphic Packaging Holding Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	88,999	Mar 2028	GSI	—	437	437
Pay	Lemonade, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	40,976	Mar 2028	GSI	—	1,787	1,787
Pay	Palantir Technologies, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	18,391	Mar 2028	GSI	—	(906)	(906)
Pay	Verbund AG	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	506,418	Mar 2028	GSI	—	35,404	35,404
Pay	Interroll Holding AG	CHF SARON Compounded OIS - 0.40%	At Maturity	CHF	39,553	Mar 2028	GSI	—	4,422	4,422
Pay	Costco Wholesale Corp.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	507,443	Mar 2028	GSI	—	(25,402)	(25,402)
Pay	Kikkoman Corp.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	7,867,875	Mar 2028	GSI	—	(32)	(32)
Pay	Lasertec Corp.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	5,764,477	Mar 2028	GSI	—	4,053	4,053
Pay	Rohm Company, Ltd.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	7,357,143	Mar 2028	GSI	—	1,874	1,874
Pay	Compass Group PLC	GBP SONIA Compounded OIS - 0.40%	At Maturity	GBP	488,297	Mar 2028	GSI	—	(14,284)	(14,284)
Pay	Liberty Global, Ltd., Class C	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	443,224	Mar 2028	GSI	—	4,851	4,851
Pay	The Blackstone Group, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	311,939	Mar 2028	GSI	—	20,848	20,848
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	12

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Credit Acceptance Corp.	USD SOFR Compounded OIS + 0.20%	At Maturity	USD	749,289	Dec 2025	HSBC	—	$(122,208)	$(122,208)
Pay	Hims & Hers Health, Inc.	USD SOFR Compounded OIS - 0.50%	At Maturity	USD	227,824	Feb 2028	HSBC	—	61,896	61,896
Pay	Lemonade, Inc.	USD SOFR Compounded OIS - 0.50%	At Maturity	USD	304,875	Feb 2028	HSBC	—	(34,828)	(34,828)
Pay	Occidental Petroleum Corp.	USD SOFR Compounded OIS - 0.50%	At Maturity	USD	876,466	Mar 2028	HSBC	—	(15,577)	(15,577)
Pay	ICF International, Inc.	USD SOFR Compounded OIS - 0.50%	At Maturity	USD	164,926	Mar 2028	HSBC	—	(6,642)	(6,642)
Pay	Interroll Holding AG	CHF SARON Compounded OIS - 0.35%	At Maturity	CHF	364,340	Mar 2028	HSBC	—	13,719	13,719
Pay	Tetra Tech, Inc.	USD SOFR Compounded OIS - 0.50%	At Maturity	USD	275,818	Mar 2028	HSBC	—	(3,984)	(3,984)
Pay	Lasertec Corp.	JPY TONAR Compounded OIS - 0.43%	At Maturity	JPY	35,675,510	Mar 2028	HSBC	—	5,793	5,793
Pay	Rohm Company, Ltd.	JPY TONAR Compounded OIS - 0.43%	At Maturity	JPY	61,221,997	Mar 2028	HSBC	—	(683)	(683)
Pay	Fisher & Paykel Healthcare Corp., Ltd.	NZD NZONIA Compounded OIS - 0.40%	At Maturity	NZD	194,974	Mar 2028	HSBC	—	2,316	2,316
Pay	China Motor Corp.	USD Federal Funds Compounded OIS - 1.25%	At Maturity	USD	382,172	Dec 2025	MSI	—	45,793	45,793
Pay	Fisher & Paykel Healthcare Corp., Ltd.	NZD NZONIA Compounded OIS - 0.75%	At Maturity	NZD	961,223	Dec 2025	MSI	—	30,055	30,055
Pay	Aberdeen Group PLC	GBP SONIA Compounded OIS - 0.25%	At Maturity	GBP	57,181	Jan 2026	MSI	—	(4)	(4)
Pay	Severn Trent PLC	GBP SONIA Compounded OIS - 0.30%	At Maturity	GBP	73,091	Jan 2026	MSI	—	(6,748)	(6,748)
Pay	Bank of Hawaii Corp.	USD Federal Funds Compounded OIS - 0.53%	At Maturity	USD	359,990	Jan 2026	MSI	—	(53,223)	(53,223)
Pay	Adecco Group AG	CHF SARON Compounded OIS + 0.35%	At Maturity	CHF	47,569	Jun 2026	MSI	—	8,001	8,001
13	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Pay	Sika AG	CHF SARON Compounded OIS + 0.35%	At Maturity	CHF	244,704	Jun 2026	MSI	—	$6,900	$6,900
Pay	Fortescue, Ltd.	AUD AONIA Compounded OIS - 0.55%	At Maturity	AUD	21,148	Jun 2026	MSI	—	312	312
Pay	SEEK, Ltd.	AUD AONIA Compounded OIS - 0.55%	At Maturity	AUD	849,222	Jun 2026	MSI	—	47,626	47,626
Pay	Valmet Oyj	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	273,493	Jul 2026	MSI	—	(16,815)	(16,815)
Pay	Novanta, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	54,259	Aug 2026	MSI	—	8,609	8,609
Pay	Commonwealth Bank of Australia	AUD AONIA Compounded OIS - 0.55%	At Maturity	AUD	1,662,175	Sep 2027	MSI	—	(74,274)	(74,274)
Pay	Lasertec Corp., ADR	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	145,377	Oct 2027	MSI	—	65,783	65,783
Pay	Palantir Technologies, Inc., Class A	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	156,520	Jan 2028	MSI	—	(11,351)	(11,351)
Pay	Graphic Packaging Holding Company	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	805,063	Jan 2028	MSI	—	34,147	34,147
Pay	Avanza Bank Holding AB	SEK SIOR Compounded OIS - 0.30%	At Maturity	SEK	4,526,012	Jan 2028	MSI	—	15,290	15,290
Pay	Fortune Brands Innovations, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	293,754	Jan 2028	MSI	—	49,442	49,442
Pay	GE Vernova, Inc.	USD Federal Funds Compounded OIS - 0.25%	At Maturity	USD	304,171	Jan 2028	MSI	—	30,029	30,029
Pay	Kikkoman Corp.	JPY TONAR Compounded OIS - 0.45%	At Maturity	JPY	73,110,861	Feb 2028	MSI	—	39,340	39,340
Pay	Carl Zeiss Meditec AG, Bearer Shares	EUR ESTR Compounded OIS - 0.40%	At Maturity	EUR	26,354	Mar 2028	MSI	—	(191)	(191)
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	14

Total return swaps (continued)
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	NAVER Corp.	USD Federal Funds Compounded OIS + 0.65%	At Maturity	USD	2,272,885	Dec 2025	GSI	—	$(272,149)	$(272,149)
Receive	Samsung Fire & Marine Insurance Company, Ltd.	USD Federal Funds Compounded OIS + 0.65%	At Maturity	USD	1,814,804	Dec 2026	GSI	—	(42,496)	(42,496)
Receive	Babcock International Group PLC	GBP SONIA Compounded OIS + 0.43%	At Maturity	GBP	486,607	Mar 2028	GSI	—	4,354	4,354
Receive	SPIE SA	EUR ESTR Compounded OIS + 0.40%	At Maturity	EUR	746,216	Mar 2028	GSI	—	(288)	(288)
Receive	Nordea Bank Abp	SEK SIOR Compounded OIS + 0.40%	At Maturity	SEK	9,633,568	Dec 2025	MSI	—	31,597	31,597
Receive	SK Telecom Company, Ltd.	USD Federal Funds Compounded OIS + 0.63%	At Maturity	USD	1,866,688	Dec 2025	MSI	—	(10,236)	(10,236)
Receive	Capgemini SE	EUR ESTR Compounded OIS + 0.40%	At Maturity	EUR	2,047,099	Dec 2027	MSI	—	(275,350)	(275,350)
Receive	Heineken NV	EUR ESTR Compounded OIS + 0.40%	At Maturity	EUR	2,934,162	Dec 2027	MSI	—	29,710	29,710
Receive	Kerry Group PLC, Class A	EUR ESTR Compounded OIS + 0.40%	At Maturity	EUR	1,173,229	Dec 2027	MSI	—	83,779	83,779
Receive	Prosus NV	EUR ESTR Compounded OIS + 0.40%	At Maturity	EUR	2,239,815	Dec 2027	MSI	—	123,214	123,214
Receive	Sandoz Group AG	CHF SARON Compounded OIS + 0.35%	At Maturity	CHF	1,418,321	Dec 2027	MSI	—	(12,944)	(12,944)
Receive	Banco Santander SA	EUR ESTR Compounded OIS + 0.40%	At Maturity	EUR	1,269,277	Feb 2028	MSI	—	126,380	126,380
								—	$2,286,585	$2,286,585
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
15	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |	SEE NOTES TO FINANCIAL STATEMENTS

EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	U.S. Dollar

Derivatives Abbreviations
ADR	American Depositary Receipt
AONIA	Reserve Bank of Australia Interbank Overnight Cash Rate
CORRA	Canadian Overnight Repo Rate Average
ESTR	Euro Short-Term Rate
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
MSI	Morgan Stanley & Co. International PLC
NZONIA	New Zealand Overnight Index Average
OIS	Overnight Index Swap
OTC	Over-the-counter
SARON	Swiss Average Rate Overnight
SIOR	Stockholm Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
TONAR	Tokyo Overnight Average Rate
At 3-31-25, the aggregate cost of investments for federal income tax purposes was $114,322,848. Net unrealized appreciation aggregated to $7,090,209, of which $10,111,813 related to gross unrealized appreciation and $3,021,604 related to gross unrealized depreciation.
See Notes to financial statements regarding investment transactions and other derivatives information.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	16

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-25

Assets
Unaffiliated investments, at value (Cost $110,566,123) including $1,078,391 of securities loaned	$119,205,419
Affiliated investments, at value (Cost $1,111,748)	1,111,725
Total investments, at value (Cost $111,677,871)	120,317,144
Swap contracts, at value	4,434,754
Foreign currency, at value (Cost $1,975,557)	1,982,733
Cash at prime broker	911,454
Collateral segregated at custodian for OTC derivative contracts	880,000
Dividends and interest receivable	443,673
Receivable for fund shares sold	1,671,956
Receivable for investments sold	229,234
Receivable from affiliates	2,934
Other assets	59,604
Total assets	130,933,486
Liabilities
Written options, at value (Premiums received $436,238)	158,732
Swap contracts, at value	2,148,169
Securities sold short, at value (Proceeds received $1,104,016)	1,031,940
Due to custodian	10,934
Payable for fund shares repurchased	30,280
Payable upon return of securities loaned	1,111,772
Payable to affiliates
Accounting and legal services fees	3,068
Transfer agent fees	11,906
Trustees’ fees	11
Other liabilities and accrued expenses	258,976
Total liabilities	4,765,788
Net assets	$126,167,698
Net assets consist of
Paid-in capital	$115,738,686
Total distributable earnings (loss)	10,429,012
Net assets	$126,167,698
17	JOHN HANCOCK Disciplined Value Global Long/Short Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES 3-31-25  (continued)

Net asset value per share

Class A ($12,391,245 ÷ 852,867 shares)[1]	$14.53
Class C ($51,922 ÷ 3,582 shares)[1]	$14.50
Class I ($113,666,248 ÷ 7,659,309 shares)	$14.84
Class R6 ($58,283 ÷ 4,009 shares)	$14.54
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.29

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Global Long/Short Fund	18

STATEMENTS OF OPERATIONS For the period ended 3-31-25 and year ended 8-31-24

	For the Period Ended 3-31-25[1]	For the Year Ended 8-31-24[2]
Investment income
Dividends	$1,478,522	$2,565,539
Interest	304,975	2,382,795
Less foreign taxes withheld	(44,300)	(228,396)
Total investment income	1,739,197	4,719,938
Expenses
Investment management fees	1,169,879	2,462,427
Distribution and service fees	14,879	27,542
Accounting and legal services fees	17,998	68,208
Transfer agent fees	102,763	175,471
Trustees’ fees	5,115	39,449
Custodian fees	47,567	28,026
State registration fees	46,559	40,955
Printing and postage	100,526	23,157
Professional fees	233,410	75,975
Other	21,543	18,611
Total expenses	1,760,239	2,959,821
Less expense reductions	(351,460)	—
Net expenses	1,408,779	2,959,821
Net investment income	330,418	1,760,117
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	5,565,025	20,025,785
Affiliated investments	(12)	—
Securities sold short	7,437	(203,466)
Written options	258,132	(280,360)[3]
Swap contracts	(1,219,118)	(1,458,476)[3]
	4,611,464	18,083,483
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(10,606,157)	3,847,737
Affiliated investments	(23)	—
Securities sold short	72,076	—
Written options	277,506	511,061[3]
Swap contracts	2,408,202	1,896,332[3]
	(7,848,396)	6,255,130
Net realized and unrealized gain (loss)	(3,236,932)	24,338,613
19	JOHN HANCOCK Disciplined Value Global Long/Short Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the period ended 3-31-25 and year ended 8-31-24  (continued)

	For the Period Ended 3-31-25[1]	For the Year Ended 8-31-24[2]
Investment income
Increase (decrease) in net assets from operations	$(2,906,514)	$26,098,730

[1]	For the seven-month period ended 3-31-25. The fiscal year end of the Predecessor Fund was August 31.
[2]	Audited by previous independent registered public accounting firm.
[3]	Primary risk exposure is equity contracts.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Global Long/Short Fund	20

STATEMENTS OF  CHANGES IN NET ASSETS

	Period ended 3-31-25[1]	Year ended 8-31-24[2]	Year ended 8-31-23[2]
Increase (decrease) in net assets
From operations
Net investment income	$330,418	$1,760,117	$2,054,587
Net realized gain	4,611,464	18,083,483	13,070,954
Change in net unrealized appreciation (depreciation)	(7,848,396)	6,255,130	(1,128,440)
Increase (decrease) in net assets resulting from operations	(2,906,514)	26,098,730	13,997,101
Distributions to shareholders
From earnings
Class A	(1,663,308)	(124,802)	(245,884)
Class C	(1,761)	—	—
Class I	(20,280,226)	(2,188,902)	(2,998,432)
Class R6	(2,599)	—	—
Total distributions	(21,947,894)	(2,313,704)	(3,244,316)
From fund share transactions	(27,626,267)	563,819	22,309,153
Total increase (decrease)	(52,480,675)	24,348,845	33,061,938
Net assets
Beginning of year	178,648,373	154,299,528	121,237,590
End of year	$126,167,698	$178,648,373	$154,299,528

[1]	For the seven-month period ended 3-31-2025. The fiscal year end of the Predecessor Fund was August 31.
[2]	Audited by previous independent registered public accounting firm.
21	JOHN HANCOCK Disciplined Value Global Long/Short Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	3-31-25[1,2]	8-31-24[3]	8-31-23[3]	8-31-22[3]	8-31-21[3]	8-31-20[3]
Per share operating performance
Net asset value, beginning of period	$16.72	$14.48	$13.43	$12.01	$9.61	$10.61
Net investment income (loss)[4]	0.03	0.14	0.15	0.01	(0.03)	(0.02)
Net realized and unrealized gain (loss) on investments	(0.07)	2.30	1.20	1.41	2.43	(0.88)
Total from investment operations	(0.04)	2.44	1.35	1.42	2.40	(0.90)
Less distributions
From net investment income	(0.20)	(0.20)	(0.30)	—	—	(0.10)
From net realized gain	(1.95)	—	—	—	—	—
Total distributions	(2.15)	(0.20)	(0.30)	—	—	(0.10)
Net asset value, end of period	$14.53	$16.72	$14.48	$13.43	$12.01	$9.61
Total return (%)[5,6]	0.09	17.02	10.16	11.82	24.97	(8.55)
Ratios and supplemental data
Net assets, end of period (in millions)	$12	$14	$9	$6	$5	$6
Ratios (as a percentage of average net assets):
Expenses before reductions	2.32[7]	2.03	2.64	2.81	2.54	2.71
Expenses including reductions	1.95[7,8]	2.03[8]	2.64[8]	2.81[8]	2.54[8]	2.71[8]
Net investment income (loss)	0.35[9]	0.84	1.09	0.09	(0.32)	(0.18)
Portfolio turnover (%)	125	198	172	161	102	125

[1]	After the close of business on 10-18-24, holders of Investor Class Shares of the former Boston Partners Global Long/Short Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class A shares of the John Hancock Disciplined Value Global Long/Short Fund. These shares were first offered on 10-21-24. Additionally, the accounting and performance history of the Investor Class Shares of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Global Long/Short Fund Class A.
[2]	For the seven-month period ended 3-31-2025. The fiscal year end of the Predecessor Fund was August 31.
[3]	Audited by previous independent registered public accounting firm.
[4]	Based on average daily shares outstanding.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Does not reflect the effect of sales charges, if any.
[7]	Annualized. Certain expenses are presented unannualized.
[8]	Expenses including reductions excluding dividend and interest expense were 1.95%, 2.03%, 2.05%, 2.06%, 2.08% and 2.00% for the periods ended 3-31-25, 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
[9]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Global Long/Short Fund	22

CLASS C SHARES Period ended	3-31-25[1]
Per share operating performance
Net asset value, beginning of period	$15.12
Net investment loss[2]	(0.05)
Net realized and unrealized gain (loss) on investments	(0.04)
Total from investment operations	(0.09)
Less distributions
From net investment income	(0.05)
From net realized gain	(0.48)
Total distributions	(0.53)
Net asset value, end of period	$14.50
Total return (%)[3,4]	(0.15)
Ratios and supplemental data
Net assets, end of period (in millions)	$—[5]
Ratios (as a percentage of average net assets):
Expenses before reductions	3.06[6]
Expenses including reductions	2.70[6]
Net investment loss	(0.80)[7]
Portfolio turnover (%)	125

[1]	The inception date for Class C shares is 10-21-24.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
[5]	Less than $500,000.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Annualized.
23	JOHN HANCOCK Disciplined Value Global Long/Short Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	3-31-25[1,2]	8-31-24[3]	8-31-23[3]	8-31-22[3]	8-31-21[3]	8-31-20[3]
Per share operating performance
Net asset value, beginning of period	$17.05	$14.74	$13.65	$12.18	$9.72	$10.74
Net investment income (loss)[4]	0.04	0.17	0.19	0.05	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	(0.07)	2.36	1.22	1.42	2.48	(0.89)
Total from investment operations	(0.03)	2.53	1.41	1.47	2.47	(0.88)
Less distributions
From net investment income	(0.23)	(0.22)	(0.32)	—	(0.01)	(0.14)
From net realized gain	(1.95)	—	—	—	—	—
Total distributions	(2.18)	(0.22)	(0.32)	—	(0.01)	(0.14)
Net asset value, end of period	$14.84	$17.05	$14.74	$13.65	$12.18	$9.72
Total return (%)[5]	0.18	17.38	10.38	12.07	25.39	(8.30)
Ratios and supplemental data
Net assets, end of period (in millions)	$114	$165	$145	$115	$103	$131
Ratios (as a percentage of average net assets):
Expenses before reductions	2.07[6]	1.78	2.39	2.56	2.29	2.46
Expenses including reductions	1.70[6,7]	1.78[7]	2.39[7]	2.56[7]	2.29[7]	2.46[7]
Net investment income (loss)	0.36[8]	1.09	1.34	0.34	(0.07)	0.07
Portfolio turnover (%)	125	198	172	161	102	125

[1]	For the seven-month period ended 3-31-2025. The fiscal year end of the Predecessor Fund was August 31.
[2]	After the close of business on 10-18-24, holders of Institutional Class Shares of the former Boston Partners Global Long/Short Fund (the Predecessor Fund) became owners of an equal number of full and fractional Class I shares of the John Hancock Disciplined Value Global Long/Short Fund. These shares were first offered on 10-21-24. Additionally, the accounting and performance history of the Institutional Class Shares of the Predecessor Fund was redesignated as that of John Hancock Disciplined Value Global Long/Short Fund Class I.
[3]	Audited by previous independent registered public accounting firm.
[4]	Based on average daily shares outstanding.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Annualized. Certain expenses are presented unannualized.
[7]	Expenses including reductions excluding interest expense were 1.70%, 1.78%, 1.80%, 1.81%, 1.83% and 1.75% for the periods ended 3-31-25, 8-31-24, 8-31-23, 8-31-22, 8-31-21 and 8-31-20, respectively.
[8]	Annualized.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Disciplined Value Global Long/Short Fund	24

CLASS R6 SHARES Period ended	3-31-25[1]
Per share operating performance
Net asset value, beginning of period	$15.12
Net investment income[2]	0.02
Net realized and unrealized gain (loss) on investments	(0.04)
Total from investment operations	(0.02)
Less distributions
From net investment income	(0.08)
From net realized gain	(0.48)
Total distributions	(0.56)
Net asset value, end of period	$14.54
Total return (%)[3]	0.36
Ratios and supplemental data
Net assets, end of period (in millions)	$—[4]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.95[5]
Expenses including reductions	1.58[5]
Net investment income	0.23[6]
Portfolio turnover (%)	125

[1]	The inception date for Class R6 shares is 10-21-24.
[2]	Based on average daily shares outstanding.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Less than $500,000.
[5]	Annualized. Certain expenses are presented unannualized.
[6]	Annualized.
25	JOHN HANCOCK Disciplined Value Global Long/Short Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Disciplined Value Global Long/Short Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities.  Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
The fund is the accounting and performance successor of Boston Partners Global Long/Short Fund (the Predecessor fund). After the close of business on October 18, 2024, the fund acquired substantially all the assets and assumed the liabilities of the Predecessor fund pursuant to an agreement and plan of reorganization. As a result of the reorganization, the history of the Investor Class and Institutional Class shares of the Predecessor Fund has been redesignated as that of Class A and Class I shares of the fund, respectively. The Board of Trustees of the Fund approved a change to the fund’s fiscal year end from October 31 to March 31, effective October 21, 2024. The Predecessor fund had a fiscal year end of August 31.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
| JOHN HANCOCK Disciplined Value Global Long/Short Fund	26

In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of March 31, 2025, by major security category or type:
	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Australia	$1,071,575	—	$1,071,575	—
Bermuda	7,670,804	$3,113,575	4,557,229	—
Canada	10,367,860	10,367,860	—	—
China	3,244,705	1,995,483	1,249,222	—
France	9,010,271	1,862,458	7,147,813	—
Greece	1,054,988	1,054,988	—	—
Hong Kong	2,979,900	—	2,979,900	—
Ireland	715,576	—	715,576	—
Italy	1,973,475	—	1,973,475	—
Japan	6,532,183	—	6,532,183	—
Luxembourg	971,122	971,122	—	—
27	JOHN HANCOCK Disciplined Value Global Long/Short Fund |

	Total value at 3-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Namibia	$152,124	—	$152,124	—
Norway	1,733,298	—	1,733,298	—
South Korea	2,844,686	$2,844,686	—	—
United Kingdom	17,511,646	9,664,089	7,847,557	—
United States	27,060,589	27,060,589	—	—
Convertible bonds	1,271,734	—	—	$1,271,734
Warrants	413	—	413	—
Short-term investments	24,150,195	24,150,195	—	—
Total investments in securities	$120,317,144	$83,085,045	$35,960,365	$1,271,734
Liabilities
Securities sold short	$(1,031,940)	—	$(1,031,940)	—
Derivatives:
Assets
Swap contracts	4,434,754	—	4,434,754	—
Liabilities
Written options	(158,732)	$(158,732)	—	—
Swap contracts	(2,148,169)	—	(2,148,169)	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.
Convertible bonds
Balance as of 8-31-24	$1,322,271
Purchases	—
Sales	—
Realized gain (loss)	—
Net amortization of (premium) discount	—
Change in unrealized appreciation (depreciation)	(50,537)
Balance as of 3-31-25	$1,271,734
Change in unrealized appreciation (depreciation) at period end[1]	$(50,537)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end. This balance is included in change in unrealized appreciation (depreciation) on the Statement of operations.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below:
	Fair Value at 3-31-25	Valuation technique	Significant unobservable inputs	Input/Range*	Input weighted average*
Convertible bonds	$1,271,734	Discounted cash flow	Discount rate	22.92%	22.92%

*A weighted average is an average in which each input in the grouping is assigned a weighting before summing to a single average value. The weighting of the input is determined based on a security’s fair value as a percentage of the total fair value.
| JOHN HANCOCK Disciplined Value Global Long/Short Fund	28

A change to unobservable inputs of the fund’s Level 3 securities as of March 31, 2025 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Discount rate	Decrease	Increase
Securities sold short. The fund may engage in short sales and short sales “against the box.” In a short sale against the box, a fund borrows securities from a broker-dealer and sells the borrowed securities, and at all times during the transaction, a fund either owns or has the right to acquire the same securities at no extra cost. If the price of the security has declined at the time a fund is required to deliver the security, a fund will benefit from the difference in the price. If the price of a security has increased, the fund will be required to pay the difference. The fund can engage in short sales against the box.
In addition, the fund may make short sales of securities that the fund does not own in anticipation of a decline in the market value of that security (a “short sale”). To complete such a transaction, a fund must borrow the security to make delivery to the buyer. The fund is then obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced, the fund is required to pay the lender any dividends or interest which accrues during the period of the loan. Interest or short dividend expense is recorded as incurred. To borrow the security, the fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale are typically retained by the broker to meet margin requirements until the short position is closed out. Collateral posted by the fund is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities as Cash at prime broker. As of March 31, 2025, securities with total market value of $17,593,814 and cash at prime of $911,454 were pledged as collateral.
The fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaced the borrowed security and theoretically the fund’s loss could be unlimited. The fund will generally realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale. Short selling may amplify changes in a fund’s NAV. Short selling also may produce higher than normal portfolio turnover, which may result in increased transaction costs to a fund.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and
29	JOHN HANCOCK Disciplined Value Global Long/Short Fund |

Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2025, the fund loaned securities valued at $1,078,391 and received $1,111,772 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law. Overdrafts at period end are presented under the caption Due to custodian in the Statement of assets and liabilities.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 14, 2025 unless extended or renewed. Excluding commitments
| JOHN HANCOCK Disciplined Value Global Long/Short Fund	30

designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the period ended March 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the period ended March 31, 2025 were $663.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the period ended March 31, 2025 and the years ended August 31, 2024 and August 31, 2023 was as follows:
	March 31, 2025	August 31, 2024	August 31, 2023
Ordinary income	$14,387,813	$2,313,704	$3,244,316
Long-term capital gains	7,560,081	—	—
Total	$21,947,894	$2,313,704	$3,244,316
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of March 31, 2025, the components of distributable earnings on a tax basis consisted of $1,600,268 of undistributed ordinary income and $1,726,012 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to derivative transactions, wash sale loss deferrals and straddle loss deferrals.
31	JOHN HANCOCK Disciplined Value Global Long/Short Fund |

Note 3—Derivative instruments
The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.
Derivatives which are typically traded through the OTC market are regulated by the Commodity Futures Trading Commission (the CFTC). Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.
As defined by the ISDA, the fund may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the fund, if any, is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the fund and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by the fund, if any, for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Fund’s investments, or if cash is posted, on the Statement of assets and liabilities. The fund’s risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.
Certain derivatives are traded or cleared on an exchange or central clearinghouse. Exchange-traded or centrally-cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.
Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying asset at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying asset at the exercise price. Writing puts and buying calls may increase the fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund’s exposure to such changes. Risks related to the use of options include the loss of premiums on purchased options, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.
Purchased options are included in the Fund’s investments and are subsequently “marked-to-market” to reflect current market value. If a purchased option expires, the fund realizes a loss equal to the premium paid for the option. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying asset transaction to determine the realized gain (loss). Written options are included as liabilities in the Statement of assets and liabilities and are “marked-to-market” to reflect
| JOHN HANCOCK Disciplined Value Global Long/Short Fund	32

the current market value. If the written option expires, the fund realizes a gain equal to the premium received. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying asset transaction to determine the realized gain (loss).
During the period ended March 31, 2025, the fund wrote option contracts to manage against changes in certain securities markets and to gain exposure to certain securities markets. The fund held written option contracts with market values ranging up to $1.6 million, as measured at each quarter end.
Swaps. Swap agreements are agreements between the fund and a counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.
Upfront payments made/received by the fund, if any, are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statement of assets and liabilities. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund.
Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may provide outcomes that produce losses in excess of the amounts recognized on the Statement of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. In addition to interest rate risk, market risks may also impact the swap. The fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.
Total Return Swaps. The fund may enter into total return swap contracts to obtain synthetic exposure to a specific reference asset or index without owning, taking physical custody of, or short selling the underlying assets. Total return swaps are commitments where one party pays a fixed or variable rate premium (the Buyer) in exchange for a market-linked return (the Seller). The Seller pays the total return of a specific reference asset or index and in return receives interest payments from the Buyer. To the extent the total return of the underlying asset or index exceeds or falls short of the offsetting interest rate obligation, the Buyer will receive or make a payment to the Seller. A fund may enter into total return swaps in which it may act as either the Buyer or the Seller. Total return swap contracts are subject to the risk associated with the investment in the underlying reference asset or index. The risk in the case of short total return swap contracts is unlimited based on the potential for unlimited increases in the market value of the underlying reference asset or index.
During the period ended March 31, 2025, the fund used total return swaps to gain exposure to a security or market without investing directly in such security or market and to exchange the risk/return of one market with another. The fund held total return swaps with total USD notional amounts ranging from $635.9 million to $938.2 million, as measured at each quarter end.
Fair value of derivative instruments by risk category
The table below summarizes the fair value of derivatives held by the fund at March 31, 2025 by risk category:
Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
Equity	Written options, at value	Written options	—	$(158,732)
Equity	Swap contracts, at value	Total return swaps	$4,434,754	(2,148,169)
33	JOHN HANCOCK Disciplined Value Global Long/Short Fund |

Risk	Statement of assets and liabilities location	Financial instruments location	Assets derivatives fair value	Liabilities derivatives fair value
			$4,434,754	$(2,306,901)
For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.
The tables below reflect the fund’s exposure to OTC derivative transactions and exposure to counterparties subject to an ISDA:
OTC Financial Instruments	Asset	Liability
Swap contracts	$4,434,754	$(2,148,169)
Totals	$4,434,754	$(2,148,169)

Counterparty	Assets	Liabilities	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty[1]	Collateral Posted by Fund[1]	Net Exposure
Goldman Sachs International	$ 3,575,023	$(1,503,111)	$2,071,912	—	—	$2,071,912
HSBC Bank PLC	83,724	(183,922)	(100,198)	—	$100,198	—
Morgan Stanley & Co. International PLC	776,007	(461,136)	314,871	—	—	314,871
Totals	$4,434,754	$(2,148,169)	$2,286,585	—	$100,198	$2,386,783
[1] Reflects cash and/or non-cash collateral posted by the counterparty or posted by the fund, excluding any excess collateral amounts.
Effect of derivative instruments on the Statement of operations
The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended March 31, 2025:
	Statement of operations location - Net realized gain (loss) on:
Risk	Written options	Swap contracts	Total
Equity	$258,132	$(1,219,118)	$(960,986)
The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended March 31, 2025:
	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Written options	Swap contracts	Total
Equity	$277,506	$2,408,202	$2,685,708
| JOHN HANCOCK Disciplined Value Global Long/Short Fund	34

Note 4—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 5—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation. Prior to October 21, 2024, Boston Partners Global Investors, Inc. served as the investment advisor to the Predecessor fund and Quasar Distributors, LLC served as the Distributor.
Management fee.  The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, equivalent on an annual basis, to the sum of: (a) 1.400% of the first $250 million of the fund’s average daily net assets, (b) 1.375% of the next $750 million of the fund’s average daily net assets, and (c) 1.350% of the fund’s average daily net assets in excess over $1 billion. Prior to October 21, 2024, the Advisory fee was 1.50% of the Predecessor fund’s average daily net asset. The Advisor has a subadvisory agreement with Boston Partners Global Investors, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the period ended March 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to the fund in an amount by which expenses of the fund exceed 1.53% of average daily net assets of the fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on February 28, 2026, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
Prior to October 21, 2024, Boston Partners Global Investors, Inc., had contractually agreed to waive and/or reimburse advisory fees to the extent that the expenses of the Institutional Class and the Investor Class exceeded 2.00% and 2.25%, respectively. These waivers and limitations excluded (a) short sale dividend expense, (b) brokerage commissions, (c) extraordinary expenses, (d) interests and (e) taxes.
35	JOHN HANCOCK Disciplined Value Global Long/Short Fund |

For the period ended March 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$23,267
Class C	115
Class I	327,922
Class	Expense reduction
Class R6	$156
Total	$351,460

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended March 31, 2025, were equivalent to a net annual effective rate of 1.07% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the period ended March 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets. For the period September 1, 2024 to October 18, 2024, the Predecessor fund’s administrator, U.S. Bancorp Global Fund Services, LLC, received a monthly fee, subject to certain minimum and out of pocket expense.  This fee amounted to $8,517.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.25%
Class C	1.00%
Prior to October 21, 2024, with respect to the Investor Class, the Predecessor fund’s distributor was entitled to receive a distribution fee, which was accrued daily and paid monthly of up to 0.25%, on an annualized basis, of the average daily net assets of the Investor Class Shares.
Sales charges. Class A shares may be subject to up-front sales charges. For the period ended March 31, 2025, no sales charges were assessed.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the period ended March 31, 2025, there were no CDSCs received by the Distributor for Class A or Class C shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three
| JOHN HANCOCK Disciplined Value Global Long/Short Fund	36

categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets. Prior to October 21, 2024, U.S. Bancorp Global Fund Services, LLC served at the transfer agent to the Predecessor fund and received a monthly fee, subject to certain minimum and out of pocket expenses.
Class level expenses. Class level expenses for the period ended March 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$14,672	$7,393
Class C	207	24
Class I	—	95,346
Total	$14,879	$102,763
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Lender	$3,633,333	3	4.833%	$1,463
Note 6—Fund share transactions
Transactions in fund shares for the period ended March 31, 2025, and the years ended August 31, 2024 and August 31, 2023 were as follows:
	Period Ended 3-31-25		Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount	Shares	Amount
Class A shares
Sold	469,032	$6,854,385	474,050	$7,409,646	825,447	$11,778,290
Distributions reinvested	101,389	1,509,913	7,329	109,781	15,925	223,590
Repurchased	(539,626)	(7,767,208)	(288,367)	(4,458,835)	(670,848)	(9,580,249)
Net increase	30,795	$597,090	193,012	$3,060,592	170,524	$2,421,631
Class C shares[1]
Sold	3,582	$54,000	—	—	—	—
Net increase	3,582	$54,000	—	—	—	—
Class I shares
Sold	1,821,381	$26,971,417	2,718,812	$43,050,758	6,785,859	$96,861,537
Distributions reinvested	1,306,077	19,695,760	139,164	2,120,859	194,557	2,776,329
Repurchased	(5,141,746)	(75,004,312)	(3,031,839)	(47,668,390)	(5,564,380)	(79,750,344)
Net increase (decrease)	(2,014,288)	$(28,337,135)	(173,863)	$(2,496,773)	1,416,036	$19,887,522
37	JOHN HANCOCK Disciplined Value Global Long/Short Fund |

	Period Ended 3-31-25		Year Ended 8-31-24		Year Ended 8-31-23
	Shares	Amount	Shares	Amount	Shares	Amount
Class R6 shares[2]
Sold	4,600	$68,418	—	—	—	—
Distributions reinvested	55	731	—	—	—	—
Repurchased	(646)	(9,371)	—	—	—	—
Net increase	4,009	$59,778	—	—	—	—
Total net increase (decrease)	(1,975,902)	$(27,626,267)	19,149	$563,819	1,586,560	$22,309,153

1	The inception date for Class C shares is 10-21-24.
2	The inception date for Class R6 shares is 10-21-24.
Affiliates of the fund owned 92% and 82% of shares of Class C and Class R6, respectively, on March 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 7—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $144,032,015 and $175,730,310, respectively, for the period ended March 31, 2025.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	111,140	—	$4,980,764	$(3,869,004)	$(12)	$(23)	—	—	$1,111,725

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Reorganization
After the close of business on October 18, 2024, the fund acquired all the assets and liabilities of the Predecessor fund in exchange for the Class A and Class I shares of the fund. The fund had no assets, liabilities, or operations prior to the reorganization.
The agreement provided for: (a) the acquisition of all the assets, subject to all of the liabilities, of the Predecessor fund in exchange for shares of the fund; (b) the liquidation of the Predecessor fund; and (c) the distribution to the Predecessor fund’s shareholders of the fund’s shares. The reorganization was intended to allow the fund to be better positioned to increase asset size and achieve additional economies of scale. As a result of the reorganization, the fund is the legal survivor, and the accounting and performance successor to the Predecessor fund. Investor Class and Institutional Class shares of the Predecessor fund have been redesignated as Class A and Class I shares of the fund, respectively.
| JOHN HANCOCK Disciplined Value Global Long/Short Fund	38

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Predecessor fund or its shareholders. Thus, the investments were transferred to the fund at the Predecessor fund’s identified cost. In addition, the Advisor agreed to pay all reasonable costs and expenses, including legal counsel fees and proxy solicitation costs, if any, of Predecessor Fund and Boston Partners Global Investors, Inc., the Predecessor Fund’s advisor, incurred in connection with the reorganization up to a maximum of $200,000. Boston Partners agreed to be responsible for their own costs and expenses, as well as the cost and expenses of the the Predecessor Fund, incurred in connection with the reorganization that, collectively, exceed $200,000. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the NYSE on October 18, 2024. The following outlines the reorganization:
Predecessor fund	Acquired net asset value of the Predecessor fund	Appreciation of Predecessor fund’s investments	Shares issued by the fund	Total net assets after combination
Boston Partners Global Long/Short Fund	$174,966,221	$16,376,668	11,359,492	$174,966,221
Note 10—New accounting pronouncement
In this reporting period, the fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation.  The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
Note 11—Subsequent Event
At its meeting held on December 12, 2024, the Board of Trustees of the Trust voted to approve a reorganization, which was expected to be tax-free, of John Hancock Seaport Long/Short Fund, a separate series of the Trust, into the fund (the reorganization).
The reorganization occurred after the close of business on April 4, 2025. John Hancock Seaport Long/Short Fund transferred all of its assets to the fund in exchange for shares of the fund. The fund also assumed substantially all of the liabilities of John Hancock Seaport Long/Short Fund.
39	JOHN HANCOCK Disciplined Value Global Long/Short Fund |

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Disciplined Value Global Long/Short Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Disciplined Value Global Long/Short Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the “Fund”) as of March 31, 2025, the related statements of operations and of changes in net assets for the period September 1, 2024 through March 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein in the period ended March 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2025, the results of its operations and the changes in its net assets for the period September 1, 2024 through March 31, 2025 and the financial highlights for each of the periods indicated therein in the period ended March 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
The financial statements of the Fund as of August 31, 2024 and for the years ended August 31, 2024 and 2023 and the financial highlights for each of the periods ended on or prior to August 31, 2024 (not presented herein, other than the statement of operations, statements of changes in net assets and the financial highlights) were audited by other auditors whose report dated October 30, 2024 expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian, transfer agents and brokers. We believe that our audit provides a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 29, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
| JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND	40

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable period ended March 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $7,560,081 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
41	JOHN HANCOCK DISCIPLINED VALUE GLOBAL LONG/SHORT FUND |

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Disciplined Value Global Long/Short Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4293651	492AR 3/25
5/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	May 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	May 29, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	May 29, 2025